Offerings - Offering: 1	Nov. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value
Amount Registered | shares	1,694,116
Proposed Maximum Offering Price per Unit	1.8236
Maximum Aggregate Offering Price	$ 3,089,389.94
Fee Rate	0.0087%
Amount of Registration Fee	$ 268.78
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, or the Securities Act, this Registration Statement also covers an indeterminate number of additional securities which may be offered and issued to prevent dilution resulting from stock splits, stock dividends, recapitalizations or similar transactions. Represents ordinary shares of the Company, no par value per share ("Ordinary Shares") issuable under the Registrant's 2024 Share Incentive Plan. Pursuant to Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee based upon the average of the high ($1.9472) and low ($1.7) sales price of the Ordinary Shares as reported on the Nasdaq Capital Market on November 5, 2026.